Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 13 – Commitments and Contingencies

Employment Agreements

On December 28, 2020, the Company entered into new three-year Employment Agreements with CEO Marco Alfonsi, CFO Stanley Teeple, and Pure Health Products LLC Pasquale Ferro. Under these agreements, they are to receive a i) base salary of fifteen thousand dollars ($15,000.00) per month, ii) is eligible to receive cash and or stock bonuses, iii) shall receive a stock bonus in accordance with the Company’s Incentive Stock Option Plan (“ISOP”) in an amount of one-hundred thousand dollars ($100,000) per year of the Agreement, iv) 200 shares of the Company’s Series C Preferred stock, v) usual and customary benefits including expense reimbursement, health and life insurance plan reimbursements and allowances. Phil Scala. Interim COO also received a similar agreement with a base compensation of fifty-two thousand annually, $100,000 in ISO, and 20 Preferred C shares.

Consulting Agreements

On July 15, 2020, we engaged an advisor to provide consulting services under an Investor Relations and Advisory Agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, we agreed to pay the Consulting Firm a restricted common stock monthly fee of $5,000 per month for the initial 3 months., $6,250 per month for months 4-6., $7,500 per month for month 7 and after. At CANB’s option, the monthly fee may be payable in part or in whole in cash. Monthly Fee, such amount shall be paid via issuance of restricted common shares of CANB. The shares are to be issued in the name of Tysadco Partners. The number of common shares earned each month shall be calculated and issued on a quarterly basis prior to each 90-day period and based on the value at the closing price on the last day of the preceding period. All common shares earned by the Consultant pursuant to this Agreement shall be issued by CANB on a quarterly basis.

Lease Agreements

We determine if a contract contains a lease at inception. Our material operating leases are utilized for office space, processing and storage. Our leases generally have remaining terms of 1-3 years. Generally, the lease term is the minimum of the noncancelable period of the lease or the lease term inclusive of reasonably certain renewal periods.

Operating lease assets and liabilities are recognized at the lease commencement date. Operating lease liabilities represent the present value of lease payments not yet paid. Operating lease assets represent our right to use an underlying asset and are based upon the operating lease liabilities adjusted for prepayments or accrued lease payments, initial direct costs, lease incentives, and impairment of operating lease assets. To determine the present value of lease payments not yet paid, we estimate incremental secured borrowing rates corresponding to the maturities of the leases. Our leases typically contain rent escalations over the lease term. We recognize expense for these leases on a straight-line basis over the lease term.

The Company leases office space in numerous medical facilities offices under month-to-month agreements.

Rent expense for the nine months ended September 30, 2021 and 2020 was $492,919 and $193,069, respectively.

At September 30, 2021, the future minimum lease payments under non-cancellable operating leases were:

Three months ended December 31, 2021	$181,725
Fiscal year 2022	655,885
Fiscal year 2023	701,839
Fiscal year 2024	433,640
$1,973,089

NOTE 14 – Commitments and Contingencies

Employment Agreements

On December 28, 2020, the Company entered into new three-year Employment Agreements with CEO Marco Alfonsi, CFO Stanley Teeple, and Pure Health Products LLC Pasquale Ferro . Under these agreements, they are to receive a i) base salary of fifteen thousand dollars ($15,000.00) per month, ii) is eligible to receive cash and or stock bonuses, iii) shall receive a stock bonus in accordance with the Company’s Incentive Stock Option Plan (“ISOP”) in an amount of one-hundred thousand dollars ($100,000) per year of the Agreement, iv) 200 shares of the Company’s Series C Preferred stock, v) usual and customary benefits including expense reimbursement, health and life insurance plan reimbursements and allowances. Phil Scala. Interim COO also received a similar agreement with a base compensation of fifty-two thousand annually, $100,000 in ISO, and 20 Preferred C shares. The foregoing agreements have replaced the agreements described below.

On October 3, 2017, the Company executed an Executive Employment Agreement with Marco Alfonsi (“Alfonsi”) for Alfonsi to serve as the Company’s chief executive officer and interim chief financial officer and secretary for cash compensation of $10,000 per month. Pursuant to the agreement, the Company issued a share of CANB Series A Preferred Stock to Alfonsi on October 4, 2017. Alfonsi may terminate his employment upon 30 days written notice to the Company. The Company may terminate Alfonsi’s employment upon written notice to Alfonsi by a vote of the Board of Directors. At October 21, 2018, this former agreement was terminated due to the execution of a new Employment Agreement with Marco Alfonsi for Alfonsi to serve as the Company’s chief executive officer and chairman of the board for cash compensation of $15,000 per month. Pursuant to the new agreement, three of the eight previously issued shares of CANB Series A Preferred Stock were returned to the Company and converted into 30,000,000 common shares. Alfonsi may terminate his employment upon 30 days written notice to the Company. The new agreement has an initial term of four years and can be terminated upon the resignation or death of Mr. Alfonsi, and also can be terminated by the Company due to the failure or neglect of Mr. Alfonsi to perform his duties, or due to the misconduct of Mr. Alfonsi in connection with the performance.

On February 12, 2018, the Company executed an Executive Service Agreement (“Posel Agreement”) with David Posel. The Posel Agreement provides that Mr. Posel services as the Company’s Chief Operating Officer for a term of 4 years. The Posel Agreement also provides for compensation to Mr. Posel of $5,000 cash per month and the issuance of 1 share of Series A Preferred Stock at the inception of the Posel Agreement. The Posel Agreement can be terminated upon the resignation or death of Mr. Posel, and also can be terminated by the Company due to the failure or neglect of Mr. Posel to perform his duties, or due to the misconduct of Mr. Posel in connection with the performance. On February 12, 2018, 1 share of CANB Series A Preferred Stock were issued to Mr. Posel. Since execution of the Posel Agreement, Mr. Posel has been re-assigned to COO for Pure Health Products, the Company’s subsidiary.

On February 16, 2018, the Company executed an Executive Service Agreement (“Holtmeyer Agreement”) with Andrew W. Holtmeyer. The Holtmeyer Agreement provides that Mr. Holtmeyer serves as the Company’s Executive Vice President Business for a term of 3 years. The Holtmeyer Agreement also provides for compensation to Mr. Holtmeyer of $10,000 cash per month and the issuance of 3, 2 and 1 share of Series A Preferred Stock at the beginning of each year. The Holtmeyer Agreement can be terminated upon the resignation or death of Mr. Holtmeyer, and also can be terminated by the Company due to the failure or neglect of Mr. Holtmeyer to perform his duties, or due to the misconduct of Mr. Holtmeyer in connection with the performance. At December 29, 2018, this Holtmeyer Agreement was terminated due to the execution of a new Employment Agreement with Andrew W Holtmeyer. The second agreement provides that Mr. Holtmeyer serves as the Company’s Executive Vice President Business for a term of 4 years. The second agreement also provides for compensation to Mr. Holtmeyer of $15,000 cash per month and the issuance of 829 shares of common stock upon signing of the agreement. Effective April 1, 2020, Mr. Holtmeyer’s compensation was changed to a straight commission on sales and collection based upon his efforts in lieu of any base compensation. He also will receive no further Company benefits but does retain his previously issued five shares of Series Preferred A Stock.

On October 15, 2018, the Company executed an Employment Agreement (“Teeple Agreement”) with Stanley L. Teeple. The Teeple Agreement provides that Mr. Teeple services as the Company’s Chief Financial Officer and Secretary for a term of 4 years. The Teeple Agreement also provides for compensation to Mr. Teeple of $15,000 cash per month and the issuance of 1 share of Series A Preferred Stock proportionately vesting over four years beginning December 31, 2018 upon execution of the Teeple Agreement. The Teeple Agreement can be terminated upon the resignation or death of Mr. Teeple, and also can be terminated by the Company due to the failure or neglect of Mr. Teeple to perform his duties, or due to the misconduct of Mr. Teeple in connection with the performance. In May 2019 Mr. Teeple was granted an additional 3 shares of Series A Preferred.

On December 28, 2018, the Company executed an Employment Agreement (“Ferro Agreement”) with Pasquale Ferro for Mr. Ferro to serve as Pure Health Products’ president for cash compensation of $15,000 per month and the total issuance of 5 share of Series A Preferred Stock proportionately vesting at the beginning of each year for a term of 4 years. Mr. Ferro may terminate his employment upon 30 days written notice to the Company. The Ferro Agreement has an initial term of four years and can be terminated upon the resignation or death of Mr. Ferro, and also can be terminated by the Company due to the failure or neglect of Mr. Ferro to perform his duties, or due to the misconduct of Mr. Ferro in connection with the performance.

Effective September 6, 2019 (the “Effective Date”), Can B̅ Corp. (the “Company” or “CANB”) approved the appointment of Johnny J. Mack (“Mack”) as its President and Chief Operating Officer. Mack had been serving as the Company’s interim COO. The Company and Mack have entered into a new Employee Services Agreement (the “Mack Agreement”) to memorialize the terms of the foregoing. In consideration for Mack’s services, Mack would (i) receive a base salary of $15,000 per month, subject to increase after each yearly anniversary of the Agreement, (ii) be eligible to receive annual cash or stock bonuses, (iii) be entitled to four weeks’ vacation time and five paid days for illness in accordance with the Company’s policies, and (iv) receive a total of 106,667 options (“Mack Options”) to purchase shares of the Company’s common stock, with 26,667 Mack Options vesting on the effective date and additional tranches of 26,667 Mack Options vesting on each of the first, second, and third anniversaries of the Effective Date, assuming Mack’s continued employment. Each Option is exercisable at a price of $0.30 per share. The Company also agreed to hold harmless and indemnify Mack as authorized or permitted by law and the Company’s governing documents, as the same may be amended from time to time, except for acts constituting negligence or willful misconduct by Mack. The Company agreed to pay Mack a severance in the event the Mack Agreement is terminated by the Company without cause or by Mack for “good reason” or by reason of Mack’s death or disability. On October 4, 2019 Mack resigned from all of his officer and director positions and the Company settled his termination for payment of all accrued expenses, payout of all accrued time and base compensation of $13,315 and retention of his already earned 26,667 options. Mr. Mack has left the Company.

In addition, on October 10th, 2019 the Company appointed Philip Scala as its interim COO. Mr. Scala has acted as founder and CEO of Pathfinder Consultants International, Inc. (“Pathfinder”) since 2008. Pathfinder offers unique expertise and delivers the information you need to make informed decisions, whether in times of crisis or in the course of simply running your business. Prior to forming Pathfinder, Mr. Scala served the United States both as a Commissioned Officer in the US Army for five years followed by his 29 years of service with the FBI. Mr. Scala received his bachelor’s degree and Master of Business Administration in accounting from St. John’s University, he also earned a Master of Arts degree in Psychology from New York University. The Company has entered into an employment agreement with Mr. Scala. Pursuant to the agreement, Mr. Scala will receive a base salary of $2,500 per month. He will be entitled to incentive bonuses and pay increases in accordance with the Company’s normal policies and procedures. Mr. Scala will also receive options to buy 1,667 common shares of the Company at a price of $0.30 for a period of three years. The initial term of the agreement is for 90 days. The agreement renews for additional 90-day periods unless terminated by either party. The agreement otherwise contains standard covenants and conditions.

Consulting Agreements

On July 15, 2020, we engaged an advisor to provide consulting services under an Investor Relations and Advisory Agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, we agreed to pay the Consulting Firm a restricted common stock monthly fee of $5,000 per month for the initial 3 months., $6,250 per month for months 4-6., $7,500 per month for month 7 and after. At CANB’s option, the monthly fee may be payable in part or in whole in cash. Monthly Fee, such amount shall be paid via issuance of restricted common shares of CANB. The shares are to be issued in the name of Tysadco Partners. The number of common shares earned each month shall be calculated and issued on a quarterly basis prior to each 90-day period and based on the value at the closing price on the last day of the preceding period. All common shares earned by the Consultant pursuant to this Agreement shall be issued by CANB on a quarterly basis. CT shall not have registration rights, and the shares may be sold subject to Rule 144.

On December 8, 2019, the Company executed a Consulting Agreement with Seacore Capital, Inc. (“Seacore”) for Seacore to serve as the Company’s consultant for stock compensation of a total of 8,333 restricted shares each quarter from 4th quarter 2019 through 3rd quarter 2020. The shares shall not have registration rights, and the shares may be sold subject to Rule 144.

Lease Agreements

On September 11, 2015, the Company executed a lease agreement with an unrelated third party for office space in Hicksville, New York for a term of 37 months. The lease provides for monthly rentals of $2,922 for lease year 1, $3,009 for lease year 2, and $3,100 for lease year 3. The lease also provides for additional rent based on increases in base year operating expenses and real estate taxes. On August 6, 2018, the Company renewed the lease agreement for a term of 36 months starting November 1, 2018. The lease provides for monthly rentals of $3,193 for lease year 1, $3,289 for lease year 2, and $3,388 for lease year 3. In October 2019, the Company modified and extended the lease agreement for a term of 30 months starting November 1, 2019. The lease provides for monthly rentals of $3,807.05 for year 1 and $3,921.26 for the remaining eighteen months. The original $100,681 right-of-use asset and $90,591 lease liability was adjusted to $103,260 with the modification.

The Company leases office space in numerous medical  facilities offices under month-to-month agreements.

Rent expense for the years ended December 31, 2020 and 202019 was $234,790 and $246,968, respectively.

At December 31, 2020, the future minimum lease payments under non-cancellable operating leases were:

Year ended December 31, 2021	47,055
Year ended December 31, 2022	15,685

Total	$62,740

The lease liability of $43,506 at December 31, 2020 as presented in the Consolidated Balance Sheet represents the discounted (at our 10% estimated incremental borrowing rate) value of the future lease payments of $62,740 at December 31, 2020.

Major Customers

For the twelve months ended December 31, 2020, there were no customers that accounted for more than 10% of total revenues.

For the twelve months ended December 31, 2019, there were no customers that accounted for more than 10% of total revenues.